OIL AND GAS PROPERTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
OIL AND GAS ASSETS
NOTE 4 – OIL AND GAS PROPERTIES

The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In thousands)
Undeveloped unevaluated acreage
Beginning Balance	$-	$2,886
Lease purchases	546	-
Assets conveyed	23,915	-
Transfer and other reclassification to evaluated properties	-	(2,886)
Total undeveloped acreage	$24,461	$-

Wells in progress:
Beginning Balance	$-	$6,042
Additions	7,453	-
Disposition of wells in progress for elimination of accrued expenses for drilling	-	(5,198)
Reclassification to evaluated properties	-	(844)
Total wells in progress and not subject to DD&A	$7,453	$-

During the year ended December 31, 2016, the Company entered the Delaware Basin through the Merger. Since then, Lilis has increased its Delaware Basin acreage position by 53% and has added 860 net contiguous acres further expanding its Delaware Basin footprint. At December 31, 2016 and 2015, the Company completed an assessment of its inventory of unevaluated acreage, which resulted in a transfer of $0 and $2.9 million, respectively from unevaluated acreage to evaluated properties.

Depreciation, depletion and amortization (“DD&A”) expenses related to the proved properties were approximately $1.6 million and $0.6 million for the years ended December 31, 2016 and 2015, respectively.

Brushy Resources, Inc [Member]
OIL AND GAS ASSETS
NOTE 6 - OIL AND NATURAL GAS PROPERTIES

The following table presents a summary of the Company’s oil and natural gas properties at March 31, 2016 and December 31, 2015:

($ in thousands)	March 31, 2016	December 31, 2015
Oil and natural gas properties
Proved-developed producing properties	$43,710	$43,912
Proved-developed non-producing properties	6,228	5,865
Proved-undeveloped properties	-	-
Unproved properties	2,420	2,389
Gross oil and natural gas properties	52,358	52,166
Less: Accumulated depletion	(35,992)	(35,282)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,366	$16,884

During the three months ended March 31, 2016 and 2015, the Company incurred depletion expense of approximately $710,000 and $2,495,000, respectively.   As of March 31, 2016 and December 31, 2015, the accumulated impairment was approximately $55,985,000.

NOTE 6 - OIL AND NATURAL GAS PROPERTIES

The following table presents a summary of the Company’s oil and natural gas properties at December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Oil and natural gas properties
Proved-developed producing properties	$43,912	$96,691
Proved-developed non-producing properties	5,865	2,880
Proved-undeveloped properties	-	13,330
Unproved properties	2,389	1,996
Less: Accumulated depletion	(35,282)	(23,131)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,884	$91,766

As of December 31, 2015 and December 31, 2014, the accumulated impairment was $55,985 thousand and $3,955 thousand, respectively.